Revenue (Tables)	12 Months Ended
Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
Revenue by business unit and reportable segment was as follows:

	Year Ended December 31,
Dollars in millions	2020	2019	2018

Government Solutions
Science & Space	$967	$863	$641
Defense & Intel	959	782	709
Readiness & Sustainment	1,153	1,400	1,256
International	976	997	976
Total Government Solutions	4,055	4,042	3,582

Sustainable Technology Solutions	1,712	1,597	1,331

Total revenue	$5,767	$5,639	$4,913
Revenue by geographic destination was as follows:

	Year Ended December 31, 2020
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$2,280	$751	$3,031
Middle East	622	235	857
Europe	743	218	961
Australia	272	52	324
Canada	1	45	46
Africa	81	71	152
Asia	—	203	203
Other countries	56	137	193
Total revenue	$4,055	$1,712	$5,767

	Year Ended December 31, 2019
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$2,110	$595	$2,705
Middle East	795	232	1,027
Europe	796	262	1,058
Australia	209	79	288
Canada	1	38	39
Africa	76	121	197
Asia	—	214	214
Other countries	55	56	111
Total revenue	$4,042	$1,597	$5,639

	Year Ended December 31, 2018
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Total
United States	$1,767	$493	$2,260
Middle East	735	149	884
Europe	766	223	989
Australia	185	144	329
Canada	1	20	21
Africa	77	56	133
Asia	—	190	190
Other countries	51	56	107
Total revenue	$3,582	$1,331	$4,913
Revenue by contract type was as follows:

	Year Ended December 31, 2020
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,038	$497	$—	$1,535
Cost Reimbursable	3,017	1,215	—	$4,232
Total revenue	$4,055	$1,712	$—	$5,767

	Year Ended December 31, 2019
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,089	$520	$—	$1,609
Cost Reimbursable	2,953	1,077	—	4,030
Total revenue	$4,042	$1,597	$—	$5,639

	Year Ended December 31, 2018
Dollars in millions	Government Solutions	Sustainable Technology Solutions	Other	Total
Fixed Price	$1,032	$412	$—	$1,444
Cost Reimbursable	2,550	919	—	3,469
Total revenue	$3,582	$1,331	$—	$4,913

Schedule of Accounts Receivable

	December 31,
Dollars in millions	2020	2019
Unbilled	$476	$308
Trade & other	423	630
Accounts receivable, net	$899	$938